Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

The United States and foreign components of loss before income taxes were comprised of the following:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025
	US$	US$
U.S. loss	$(403,873)	$(1,632,480)
Foreign loss	(5,007,886)	(2,910,830)
Total loss before income taxes	$(5,411,759)	$(4,543,310)

Schedule of provision for income taxes

The provision for income taxes consisted of the following:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025
	US$	US$
Current	$	$
Federal	-	-
State	891	28,851
Foreign	21,480	42,773
Deferred
Federal	-	-
State	-	-
Foreign	20	3,139
Provision for income taxes	$22,391	$74,763

Schedule of aggregate deferred tax assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company:

	As of June 30, 2026	As of December 31, 2025
	US$	US$
Deferred Tax Assets
Net operating loss carryforwards – U.S.	$6,966,678	$6,821,392
Net operating loss carryforwards – Singapore	4,969,659	4,605,688
Net operating loss carryforwards – Other counties	451,417	714,248
Less: valuation allowance	(12,387,754)	(12,141,328)
Deferred tax assets, net	$-	$-

Schedule of supplemental schedule of cash paid for income taxes

The following is a supplemental schedule of cash paid for income taxes:

	For the Six Months Ended June 30,
	2026 (Unaudited)	2025 (Unaudited)
Cash paid during the period for income taxes, net of refunds:
Federal	$-	$-
State and local	891	28,051
Foreign	21,500	12,466
Total cash paid during the period for income taxes	$22,391	$40,517